Consolidated Statements of Comprehensive Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Statement Of Income And Comprehensive Income [Abstract]
Tax expense (benefit) on the unrealized gain/(loss) on investments	$ (58)	$ (19)	$ (38)
Net change in retirement obligations	72	(4)	(130)
Tax expense (benefit) on the net unrealized gain (loss) on foreign exchange rate derivatives and interest rate derivative instruments	$ (60)	$ 30	$ 105